New standards, amendments and interpretations adopted by the Group	12 Months Ended
Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
New standards, amendments and interpretations adopted by the Group

4. New standards, amendments and interpretations adopted by the Group

In 2021, the following revised standards have been adopted:

IFRS 9/IAS 39/IFRS 7/IFRS 4/IFRS 16	Amendments to IFRS 9/IAS 39/IFRS 7/IFRS 4/IFRS 16, Interest Rate Benchmark Reform – Phase 2

IFRS 16	COVID-19-Related Rent Concessions beyond 30 June 2021

Adoption has not had a material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2022, and have not been applied in preparing these consolidated financial statements.

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IAS 16	Amendments to IAS 16, Proceeds before Intended Use	1)	January 1,2022	FY 2022

IAS 37	Amendments to IAS 37, Onerous contracts – Costs of Fulfilling a Contract	1)	January 1, 2022	FY 2022

IFRS 3	Amendments to IFRS 3, References to the Conceptual Framework	1)	January 1, 2022	FY 2022

IFRS 1, IFRS 9, IFRS 16, IAS 41	Annual improvements to IFRS Standards 2018-2020 Cycle	1)	January 1, 2022	FY 2022

IFRS 17	Insurance contracts	1)	January 1, 2023	FY 2023

IAS 1	Amendments to IAS 1, Classification of Liabilities as Current or Non-current	1)	January 1, 2023	FY 2023

IAS 1	Amendments to IAS 1 and IFRS practice Statement 2, Disclosure of Accounting Policies	1)	January 1, 2023	FY 2023

IAS 8	Amendments to IAS 8, Definition of Accounting Estimates	1)	January 1, 2023	FY 2023

IAS 12	Amendments to IAS 12, Deferred tax related to Assets and Liabilities arising from a Single Transaction	1)	January 1, 2023	FY 2023

IFRS 10, IAS 28	Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	1)	To be set	To be set

1)	No material impact on the Group is expected from these standards and amendments issued but not effective.